SHORT TERM BANK LOANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term bank loans and notes payable	$ 4,689	$ 766
Loans payable to bank	656	766
Bank loans	$ 4,033
Interest rate minimum	3.25%
Interest rate maximum	5.25%